Income Taxes - Summary of Activity in Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 232,163	$ 117,227	$ 128,844
Charged to expense	(47,531)	54,571	32,445
Other comprehensive income	(32,484)	60,340	(43,079)
Other	(356)	25	(983)
Balance at end of period	$ 151,792	$ 232,163	$ 117,227